Customer Contract Related Balances - Schedule of Trade Receivables, Customer Finance, Contract Assets and Contract Liabilities (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Abstract]
Customer ﬁnance credits	kr 3,287	kr 3,137
Trade receivables	45,399	42,063
Contract assets	10,506	11,273
Contract liabilities	kr 32,834	kr 26,440